UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Thomas W. Smith

                                 Address: 323 Railroad Avenue
                                          Greenwich CT 06830

                                 13F File Number: 028-01909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas W. Smith
Title: Investment Manager
Phone: 203-661-1200

Signature, Place, and Date of Signing:


         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         February 14, 2003
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $835,248 (thousands)

List of Other Included Managers:


No.  File Number                           Name
---  -----------                           ----

01   028-03444                             Thomas N. Tryforos

02   028-10290                             Scott J. Vassalluzo

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

FORM 13F INFORMATION TABLE


                                TITLE                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         OF CLASS     CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------  ---------    -------- -------- --- ---- ------- ------------ -------- -------- --------
COMMERCE BANCORP, INC.          COM       200519106        6255   144830  SH       SOLE                  144830
COMMERCE BANCORP, INC.          COM       200519106       45704  1058200  SH       OTHER    01, 02      1058200
COPART, INC.                    COM       2172041061       8002   675819  SH       SOLE                  675819
COPART, INC.                    COM       2172041061      40145  3390600  SH       OTHER    01, 02      3390600
CREDIT ACCEPTANCE CORP          COM       225310101        2383   373500  SH       SOLE                  373500
CREDIT ACCEPTANCE CORP          COM       225310101       26012  4076500  SH       OTHER    01, 02      4076500
CATALINA MARKETING              COM       148867104       45344  2451000  SH       OTHER    01, 02      2451000
CONCORD EFS                     COM       206197105        3110   197605  SH       SOLE                  197605
CONCORD EFS                     COM       206197105       25184  1600000  SH       OTHER    01, 02      1600000
CONSECO, INC.                   COM       208464107           1    32077  SH       SOLE                   32077
CONSECO, INC.                   COM       208464107           4   100000  SH       OTHER    01, 02       100000
IRON MOUNTAIN, INC.             COM       46284P104       17295   523944  SH       SOLE                  523944
IRON MOUNTAIN, INC.             COM       46284P104      152510  4620120  SH       OTHER    01, 02      4620120
MEMBERWORKS INC.                COM       5860021070       3222   179188  SH       SOLE                  179188
MEMBERWORKS INC.                COM       5860021070      24735  1375700  SH       OTHER    01, 02      1375700
MENS WAREHOUSE, INC.            COM       587118100000      223    13000  SH       SOLE                   13000
MENS WAREHOUSE, INC.            COM       587118100000     9691   565100  SH       OTHER    01, 02       565100
MOBILE MINI, INC.               COM       60740f105         573    36535  SH       SOLE                   36535
MOBILE MINI, INC.               COM       60740f105       11155   711900  SH       OTHER    01, 02       711900
ORTHODONTIC CTRS. OF AMER.      COM       68750P103        5915   542120  SH       SOLE                  542120
ORTHODONTIC CTRS. OF AMER.      COM       68750P103       54534  4998500  SH       OTHER    01, 02      4998500
PRE-PAID LEGAL SERVICES. INC.   COM       7400651007       9677   369351  SH       SOLE                  369351
PRE-PAID LEGAL SERVICES. INC.   COM       7400651007      72852  2780600  SH       OTHER    01, 02      2780600
SCP POOL CORPORATION            COM       784028102         409    14000  SH       SOLE                   14000
SCOTTS COMPANY                  COM       8101861065       5185   105733  SH       SOLE                  105733
SEI INVESTMENTS                 COM       784117103       25178   926358  SH       SOLE                  926358
SEI INVESTMENTS                 COM       784117103      172993  6364714  SH       OTHER    01, 02      6364714
STATE STREET CORPORATION        COM       8574771031        468    12010  SH       SOLE                   12010
UNITED RENTALS, INC.            COM       9113631090       2016   187390  SH       SOLE                  187390
UNITED RENTALS, INC.            COM       9113631090        861    80000  SH       OTHER    01, 02        80000
WALT DISNEY COMPANY             COM       2546871060        171    10497  SH       SOLE                   10497
WHOLE FOOD MARKET, INC.         COM       9668371068       8052   152700  SH       SOLE                  152700
WHOLE FOOD MARKET, INC.         COM       9668371068      39679   752500  SH       OTHER    01, 02       752500
WORLD ACCEPTANCE CORP.          COM       981419104         995   130800  SH       SOLE                  130800
WORLD ACCEPTANCE CORP.          COM       981419104       14715  1933600  SH       OTHER    01, 02      1933600